Loans (Servicing Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loans [Abstract]
Balance, beginning of year	$ 753	$ 437
SBA servicing assets capitalized	927	483
Amortization of expense	(291)	(167)
Balance, end of year	$ 1,389	$ 753